Income Tax Expense and Deferred Tax Assets and Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2017
Income Tax Expense and Deferred Tax Assets and Liabilities [Abstract]
Non-capital losses expired	The non-capital losses expire between 2035 and 2037.
Tax effected percentage	27.00%